Shareholders' Equity (Details 2) - Call Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility			0.00%
Risk-free interest			0.00%
Minimum [Member]
Class of Stock [Line Items]
Expected volatility	74.18%	71.28%
Risk-free interest	1.03%	1.51%
Expected life	5 years 6 months	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility	80.71%	81.79%
Risk-free interest	1.52%	2.27%
Expected life	6 years 3 months	10 years